Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 212,149	$ 203,842	$ 224,139
Private placements	45,606	42,010	47,289
Mortgages	52,421	51,765	53,948
Public equities	25,531	23,519	28,067
Real estate	13,049	14,269	14,269
Own use property		2,682
Other invested assets	45,680	42,803	35,291
Segregated funds net assets	377,544	348,562	399,788
Total assets	875,574	833,689	$ 928,220
FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,993	12,859
Debt securities	127,190	126,371
Private placements	44,952	41,494
Mortgages	28,473	28,621
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1
Debt securities	2,372	2,209
Private placements	654	516
Mortgages	1,055	1,138
Public equities	25,531	23,519
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,343	6,294
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	33,653	31,095
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,988	21,266
Canadian government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,769	20,279
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,219	987
U.S. government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,287	22,446
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,303	1,378
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,666	26,473
Other government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,576	26,314
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	90	159
Residential mortgage asset-backed securities [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6	7
Commercial mortgage asset-backed securities [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	370	589
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	6
Other securitized assets [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,579	1,670
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	15	16
Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,458	11,417
Own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Own use property	2,430
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	755,864	710,628
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities		23,448
Segregated funds net assets	343,061	314,436
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	25,423
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,343	6,294
Level 1 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	68	26
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	374,895	344,204
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	30,991	30,141
Level 2 [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,993	12,859
Debt securities	126,959	126,339
Private placements	37,270	33,666
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1
Debt securities	2,372	2,209
Private placements	575	485
Public equities	67
Level 2 [Member] | Canadian government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,769	20,279
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,219	987
Level 2 [Member] | U.S. government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,287	22,446
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,303	1,378
Level 2 [Member] | Other government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,566	26,305
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	90	159
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6	7
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	370	589
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	6
Level 2 [Member] | Other securitized assets [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,558	1,644
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	15	16
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	293,412	279,515
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities		71
Segregated funds net assets	3,492	3,985
Total assets	85,391	83,721		$ 83,606
Level 3 [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	231	32
Private placements	7,682	7,828
Mortgages	28,473	28,621
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	79	31
Mortgages	1,055	1,138
Public equities	41
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	33,585	31,069
Level 3 [Member] | Other government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	10	9
Level 3 [Member] | Other securitized assets [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21	26
Level 3 [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,458	11,417
Level 3 [Member] | Own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Own use property	2,430
Total assets	2,430	2,682
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 87,557	$ 86,909